Schedule of Estimated Useful Life (Details)	Sep. 30, 2025
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years